13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 p3rzhg@d
12/31/2011
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2011
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  Riverside, CT  06878

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 69
From 13F Information Table Value Total (USD): 110,391,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
3m Company	COM	604059105	572	6995	SH		SOLE
AT&T	COM	1957109	478	15818	SH		SOLE
Abbott Labs	COM	2824100	380	6759	SH		SOLE
Altria Group	COM	718154107	223	7523	SH		SOLE
American Express	COM	25816109	235	4990	SH		SOLE
Annaly Mtg Mgmt Inc	COM	35710409	506	31690	SH		SOLE
Apple Computer	COM	37833100	744	1837	SH		SOLE
Arris Group Inc	COM	04269Q100	1806	166930	SH		SOLE
Automatic Data Proc.	COM	53015103	524	9695	SH		SOLE
Berkshire Hathaway	COM	84670991	1836	16	SH		SOLE
Berkshire Hathaway B	COM	84670207	11654	152737	SH		SOLE
Bp Plc Adr	COM	55622104	2197	51415	SH		SOLE
Bristol-Myers Squibb	COM	110122108	315	8931	SH		SOLE
Canadian Nat. Railway	COM	136375102	832	10590	SH		SOLE
Chevron	COM	166764100	1764	16584	SH		SOLE
Chubb	COM	171232101	381	5500	SH		SOLE
Church & Dwight	COM	171340102	277	6060	SH		SOLE
Coca-Cola	COM	191216100	3433	49059	SH		SOLE
Colgate Palmolive	COM	194162103	3984	43118	SH		SOLE
Comcast A	COM	20030N101	330	13929	SH		SOLE
Comcast Corp A	COM	20030N200	7837	332638	SH		SOLE
Conocophillips	COM	20825C104	1539	21122	SH		SOLE
Darden Restaurants	COM	237194105	214	4705	SH		SOLE
Devon Energy Co	COM	25179M103	1977	31890	SH		SOLE
Diageo (Guinness)	COM	25243q205	810	9263	SH		SOLE
Directv Group Inc	COM	25459L106	494	11550	SH		SOLE
Disney	COM	254687106	1388	37002	SH		SOLE
Emerson Electric	COM	291011104	943	20238	SH		SOLE
Exxon Mobil	COM	302290101	5889	69477	SH		SOLE
General Electric	COM	369604103	5209	290864	SH		SOLE
Google	COM	38259P508	398	616	SH		SOLE
Harris Corp	COM	413875105	452	12529	SH		SOLE
Heinz (H.J.)	COM	423074103	601	11125	SH		SOLE
Hewlett-Packard -New	COM	428236103	231	8961	SH		SOLE
I.B.M.	COM	459200101	665	3618	SH		SOLE
Jm Smucker Co	COM	832696405	286	3660	SH		SOLE
Johnson & Johnson	COM	478160104	2861	43633	SH		SOLE
Kimberly Clark	COM	494368103	821	11167	SH		SOLE
Kraft Foods A	COM	50075N104	2167	57996	SH		SOLE
McDonalds	COM	580135101	1685	16796	SH		SOLE
Medtronic	COM	585055106	886	23161	SH		SOLE
Merck	COM	589331107	410	10879	SH		SOLE
Microsoft	COM	594918104	7825	301432	SH		SOLE
Monsanto Co	COM	61166W101	501	7156	SH		SOLE
NAL Energy Corp	COM		186	24000	SH		SOLE
National Presto Ind	COM	637215104	254	2710	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	977	16923	SH		SOLE
North European Oil Royalty Tru	COM	659310106	938	28850	SH		SOLE
Paychex	COM	704326107	2250	74728	SH		SOLE
Pepsico Inc.	COM	713448108	1419	21384	SH		SOLE
Philip Morris Int'l	COM	02209S103	323	4117	SH		SOLE
Procter & Gamble	COM	742718109	5051	75713	SH		SOLE
Royal Dutch Shell A	COM	780259206	332	4542	SH		SOLE
San Juan Basin Royalty Trust C	COM		909	39934	SH		SOLE
Scotts Miracle Grow	COM		386	8267	SH		SOLE
Stryker	COM	863667101	584	11758	SH		SOLE
Sysco	COM	871829107	3368	114840	SH		SOLE
Time Warner Cable A	COM	88732J207	1809	28464	SH		SOLE
Time Warner Inc	COM	887315109	3887	107565	SH		SOLE
Transocean Inc (new)	COM	G90076103	244	6354	SH		SOLE
Union Pacific	COM	907818108	550	5187	SH		SOLE
United Parcel Service	COM	911312106	2157	29470	SH		SOLE
United Technologies	COM	913017109	655	8960	SH		SOLE
Verizon Comm.	COM	92343V104	311	7754	SH		SOLE
Visa	COM	92826C839	262	2581	SH		SOLE
Zargon Oil & Gas	COM		202	15100	SH		SOLE
Annaly Capital Mgmt Pfd 7.875%		35710508	1846	69467	SH		SOLE
General Elec Cap Corp		369622485	1051	40450	SH		SOLE
WR Berkley Tr 6.75% 7/26/45			1877	72650	SH		SOLE